PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.8%
Asset-Backed Securities 23.5%
Automobiles 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990%	06/20/22		200	$ 202,727
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,434,980

Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060	11/15/30		3,000	3,396,608
Hertz Vehicle Financing LP,
Series 2019-02A, Class A, 144A	3.420	05/25/25		300	314,572
Series 2019-03A, Class A, 144A	2.670	12/26/25		3,100	3,163,534
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class E, 144A	4.740	11/14/25		800	804,715
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	4,212,860
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	947,782
					15,477,778
Collateralized Loan Obligations 17.7%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	3.230(c)	10/25/32		9,000	9,024,056
Allegro CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.981(c)	01/15/30		14,000	13,989,221
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.321(c)	10/15/28		250	250,329
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.192(c)	07/22/32		5,000	5,002,710
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A	—(p)	01/20/32		5,750	5,749,977
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	500	554,318
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	1,500	1,658,198

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.111(c)	07/15/29		250	250,112
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.103(c)	07/16/29		750	750,368

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands), (cont’d.)
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.143%(c)	01/16/30		750	$751,982

Aurium CLO DAC (Ireland), Series 04A, Class A2, 144A	1.620	01/16/31	EUR	500	554,696
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.181(c)	10/15/28		3,000	3,001,911
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.148(c)	11/20/30		3,000	3,001,137

Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.159(c)	07/18/30		750	749,489
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	07/15/29		750	749,813
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.249(c)	10/15/32		4,000	4,000,674
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)	3.178(c)	04/13/27		359	358,544
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.209(c)	08/20/32		6,500	6,498,613

Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.186(c)	01/17/28		1,000	994,991
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	04/15/29		250	249,878
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.806(c)	04/17/31		2,500	2,483,631
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.139(c)	01/20/32		6,000	6,002,553
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.049(c)	04/20/31		250	249,821
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.039(c)	07/20/31		500	499,437
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.011(c)	01/15/30		1,250	1,247,985

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.208%(c)	01/15/33		16,750	$ 16,807,854
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.062(c)	04/22/30		2,500	2,495,798
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.219(c)	10/18/26		121	121,146

CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.036(c)	10/17/31		9,750	9,741,955
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,565,010
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.061(c)	10/15/29		500	499,860
Series 2015-04A, Class AR, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	2.809(c)	04/18/27		4,844	4,842,507
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.051(c)	07/15/30		750	748,057
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.610(c)	02/15/29		4,000	3,981,333
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	3.671(c)	04/15/29		12,850	12,785,727

Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	2.721(c)	04/15/27		1,227	1,225,943
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	2.841(c)	04/15/31		2,500	2,481,668
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.999(c)	10/20/31		5,000	4,991,548
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	2.891(c)	02/05/31		250	249,828
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122(c)	07/22/32		5,000	5,004,147

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.824%(c)	04/25/31		3,500	$ 3,489,004
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.086(c)	10/23/29		1,250	1,250,996

Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.289(c)	04/20/32		2,250	2,259,149
Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150(c)	04/15/31	EUR	3,700	4,090,605
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.011(c)	01/15/31		1,250	1,249,419
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.097(c)	07/18/30		750	750,261

Madison Park Funding Ltd. (Cayman Islands), Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.181(c)	10/15/32		5,000	5,000,300
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.904(c)	04/25/31		4,000	3,984,820
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.939(c)	04/21/31		1,350	1,343,193
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.049(c)	02/20/31		1,500	1,494,829
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.549(c)	02/20/31		1,500	1,490,525
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.196(c)	10/23/32		16,000	16,000,782

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.053(c)	01/16/31		1,000	994,983
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.951(c)	07/15/31		5,000	4,999,916
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.874(c)	04/26/31		5,000	4,999,041

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.091%(c)	07/15/30	750	$750,231

Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.159	10/15/32	4,000	4,000,822
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.099(c)	10/20/31	8,000	7,973,751
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.020(c)	10/30/30	1,000	998,545
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 0.000%)	3.309(c)	01/20/29	1,250	1,249,915
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	3.209(c)	07/20/32	5,000	4,998,171

Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.115(c)	05/21/29	9,000	8,994,590
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.749(c)	08/20/27	9,485	9,483,387
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.129(c)	11/14/29	1,000	1,000,843
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.099(c)	10/20/31	9,000	8,984,007

Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.086(c)	10/17/30	500	499,012
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.969(c)	07/25/31	500	498,648
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.994(c)	05/07/31	3,000	2,986,460
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.001(c)	07/15/31	3,750	3,743,274
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.180(c)	08/15/30	500	499,761

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.059%(c)	07/20/30		500	$ 501,243
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.864(c)	01/26/31		1,500	1,490,748
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.056(c)	10/23/31		7,250	7,195,717
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.109(c)	10/20/28		2,250	2,248,368
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.074(c)	07/25/30		1,000	996,771
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.189(c)	01/20/32		6,600	6,604,237
St Paul’s CLO DAC (Ireland),
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	7,500	8,298,847
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,108,344
TCW CLO Ltd. (Cayman Islands),
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.910(c)	02/15/29		5,000	4,989,416
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.239(c)	10/20/32		6,000	6,001,405
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.136(c)	07/17/26		184	183,949
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.076(c)	01/17/30		1,500	1,492,487
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.231(c)	07/15/27		2,000	1,989,971
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.004(c)	01/25/31		1,000	996,603
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.394(c)	01/25/31		750	742,507

Tryon Park CLO Ltd. (Cayman Islands), Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.331(c)	04/15/29		1,500	1,497,485
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	3.091(c)	01/15/32		3,250	3,249,764

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.711%(c)	07/15/27	233	$232,789

Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.041(c)	10/15/30	2,250	2,249,735
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.069(c)	10/20/29	1,000	999,734
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.986(c)	01/17/31	1,000	999,903
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.936(c)	07/17/31	5,000	4,974,788
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.027(c)	10/20/31	3,000	2,983,046
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.069(c)	01/20/32	2,750	2,749,644
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.159(c)	07/20/32	5,000	5,004,768
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.952(c)	01/22/31	750	749,663
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.152(c)	07/22/32	5,000	5,016,041
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	3.201(c)	07/15/29	1,000	994,474
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.121(c)	04/15/30	750	742,049
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.019(c)	07/20/31	5,000	4,934,354
				329,444,915
Consumer Loans 1.0%
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A	3.810	12/21/26	1,800	1,832,840
Series 2018-02A, Class A, 144A	4.230	04/20/27	1,100	1,137,904
Series 2019-01A, Class A, 144A	3.000	12/20/27	2,500	2,510,844
Series 2019-02A, Class A, 144A	2.780	04/20/28	1,400	1,396,828

Mariner Finance Issuance Trust, Series 2019-AA, Class A, 144A	2.960	07/20/32	800	809,328

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A	3.660%	02/20/29	30	$ 29,968
Series 2017-01A, Class B, 144A	2.790	09/14/32	100	100,315
Series 2017-01A, Class C, 144A	3.350	09/14/32	100	100,774
Series 2018-01A, Class A, 144A	3.300	03/14/29	400	407,408
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230	06/08/23	500	500,333
Series 2017-B, Class A, 144A	3.220	10/10/23	800	802,635
Series 2018-A, Class A, 144A	3.610	03/08/24	1,990	2,009,093
Series 2018-B, Class A, 144A	3.910	07/08/24	850	862,189
Series 2018-B, Class B, 144A	4.500	07/08/24	250	254,689
Series 2018-C, Class A, 144A	4.100	10/08/24	1,100	1,122,055
Series 2018-C, Class B, 144A	4.590	10/08/24	500	518,909
Series 2018-D, Class A, 144A	4.150	12/09/24	800	819,859
Series 2018-D, Class B, 144A	4.830	12/09/24	500	514,894
Series 2019-A, Class A, 144A	3.080	08/08/25	1,700	1,715,061
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.511(c)	02/25/23	440	442,535
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.311(c)	08/25/25	800	805,268
				18,693,729
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,000	2,303,737
Home Equity Loans 0.3%
ABFC Trust, Series 2003-AHL01, Class A1	4.184(cc)	03/25/33	71	71,023
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 0.750%)	3.161(c)	03/25/43	298	298,287
Chase Funding Loan Acquisition Trust, Series 2004-OPT01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	2.516(c)	06/25/34	1,008	990,836
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)	2.741(c)	04/25/34	437	433,343

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.681%(c)	10/25/33	167	$ 166,680
Morgan Stanley ABS Capital, Inc. Trust, Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 0.520%)	2.701(c)	10/25/33	1,054	1,027,717
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	2.321(c)	11/25/33	996	960,089
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640% (Cap 14.000%, Floor 0.640%)	2.621(c)	08/25/35	1,400	1,400,075
				5,348,050
Other 0.4%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.011(c)	04/25/23	1,420	1,433,334
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.461(c)	06/25/24	5,150	5,136,644
				6,569,978
Residential Mortgage-Backed Securities 1.2%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.011(c)	10/25/37	596	602,047
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.300%)	2.261(c)	06/25/33	121	117,171
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	1,847	1,864,640
CWABS, Inc., Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	2.081(c)	08/25/34	1,045	963,284
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.410(c)	01/28/70	212	215,297
Series 2019-GS01, Class A1, 144A	4.000(cc)	01/25/59	915	925,638
Series 2019-GS02, Class A1, 144A	3.750(cc)	01/25/59	1,137	1,148,107

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Legacy Mortgage Asset Trust, (cont’d.)
Series 2019-GS03, Class A1, 144A	3.750%(cc)	04/25/59		547	$ 552,774
Series 2019-GS04, Class A1, 144A	3.438(cc)	05/25/59		1,851	1,865,654
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		656	662,506

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		907	928,978
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.361(c)	04/25/33		122	121,522
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	2,762	3,056,847
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57		603	614,066
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57		776	787,410
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58		2,735	2,803,250
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		3,094	3,231,565
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58		751	779,330
Series 2018-06, Class A1A, 144A	3.750(cc)	03/25/58		1,698	1,758,306
					22,998,392
Student Loans 2.0%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.061(c)	01/25/41		15	14,813
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	1,478,686
Series 2018-C, Class A, 144A	0.000	08/25/43		2,097	2,162,075
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		3,552	3,698,908
Series 2019-A, Class R, 144A	0.000	10/25/48		4,918	372,783
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000	12/15/45		8,035	8,343,607
Series 2019-D, Class 1PT, 144A	2.460(cc)	01/16/46		7,512	7,790,433
Series 2019-F, Class PT1, 144A	1.870(cc)	02/15/45		7,949	8,112,501

SoFi RR Funding Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.911(c)	11/29/24		4,531	4,528,249
					36,502,055

Total Asset-Backed Securities (cost $436,185,339)					437,338,634

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans 0.2%
Computers 0.0%
McAfee LLC,
Second Lien Initial Loan, 3 Month LIBOR + 8.500%	10.159%(c)	09/29/25		131	$ 132,234
Term B USD Loan, 1 Month LIBOR + 3.750%	5.399(c)	09/30/24		225	225,786
					358,020
Mining 0.1%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.395(c)	02/27/23		1,852	1,849,767
Pharmaceuticals 0.1%
Ceva Sante Animale SA (France), Term Loan, 3 Month EURIBOR + 4.750%	4.750(c)	04/13/26	EUR	1,075	1,200,302

Total Bank Loans (cost $3,393,794)					3,408,089
Certificate of Deposit 0.3%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350% (cost $4,992,710)	2.198(c)	07/12/21		5,000	5,004,141
Commercial Mortgage-Backed Securities 12.4%
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		1,000	1,071,520
Series 2017-BNK06, Class A4	3.254	07/15/60		630	677,815
Series 2018-BN10, Class A4	3.428	02/15/61		4,800	5,242,441
Series 2019-BN17, Class A3	3.456	04/15/52		4,200	4,615,056
Series 2019-BN18, Class A3	3.325	05/15/62		1,800	1,959,260
Series 2019-BN22, Class A3	2.726	11/15/62		1,300	1,353,363
Series 2019-BN24, Class A2	2.707	11/15/62		3,500	3,627,480
Series 2020-BN25, Class A3	2.391	01/15/63		9,933	10,100,555

Barclays Commercial Mortgage Trust, Series 2019-C05, Class A3	2.805	11/15/52		6,100	6,382,148
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33		7,425	8,127,346
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	3.125(c)	03/15/37		4,500	4,498,463
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52		2,630	2,984,998
Series 2018-B08, Class A5	4.232	01/15/52		9,400	10,905,418
Series 2019-B10, Class A3	3.455	03/15/62		3,100	3,408,636

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.676%(c)	10/15/36	2,100	$ 2,108,860
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.976(c)	10/15/36	2,100	2,108,418
Series 2020-BXLP, Class A, 144A	—(p)	12/15/29	5,600	5,605,150
Series 2020-BXLP, Class F, 144A	—(p)	12/15/29	2,200	2,208,413

CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class XCP, IO, 144A	1.406(cc)	12/15/37	174,020	885,710
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	600	645,416
Series 2017-CD05, Class A3	3.171	08/15/50	800	855,304
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,770,917

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,800	1,961,764
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	87	91,948
Series 2016-C02, Class A3	2.575	08/10/49	6,200	6,393,041
Series 2016-C03, Class A3	2.896	11/15/49	700	737,333
Series 2016-GC37, Class A4	3.314	04/10/49	600	642,855
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,232,929
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	321,338
Series 2017-P08, Class A3	3.203	09/15/50	1,600	1,714,009
Series 2018-B02, Class A3	3.744	03/10/51	2,900	3,224,635
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,938,391
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	10,445,014
Series 2019-SMRT, Class D, 144A	4.903(cc)	01/10/36	400	430,566
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871(cc)	11/10/31	300	305,174
Series 2016-CLNE, Class C, 144A	2.871(cc)	11/10/31	100	100,952
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	2.032(cc)	05/15/45	1,026	34,640
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	129,779
Series 2014-UBS05, Class A4	3.838	09/10/47	400	432,939
Series 2015-CR26, Class A4	3.630	10/10/48	50	54,236
Series 2015-LC21, Class A4	3.708	07/10/48	90	97,735
Series 2015-PC01, Class A5	3.902	07/10/50	1,490	1,627,969
Series 2016-COR01, Class A3	2.826	10/10/49	700	730,895
Series 2016-DC02, Class A5	3.765	02/10/49	275	301,015
Series 2017-COR02, Class A2	3.239	09/10/50	1,725	1,855,214

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	3.826(c)	05/15/36	3,300	3,314,581

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795%(cc)	12/15/49	3,407	$ 3,762,440
Series 2017-LSTK, Class B, 144A	3.030	04/05/33	500	503,248
Series 2017-LSTK, Class C, 144A	3.229	04/05/33	300	300,658
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718	08/15/48	1,700	1,847,770
Series 2018-CX12, Class A3	3.959	08/15/51	1,900	2,144,882
Series 2019-C15, Class A3	3.779	03/15/52	6,000	6,701,032
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	400	414,427
Series 2017-C06, Class A4	3.071	06/10/50	600	638,282

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	200	212,472
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	250	263,720
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.169(cc)	04/25/20	2,000	78
Series K008, Class X1, IO	1.632(cc)	06/25/20	910	784
Series K018, Class X1, IO	1.445(cc)	01/25/22	2,768	48,961
Series K020, Class X1, IO	1.507(cc)	05/25/22	1,714	41,439
Series K025, Class X1, IO	0.943(cc)	10/25/22	6,182	109,490
Series K069, Class X1, IO	0.492(cc)	09/25/27	6,862	170,422
Series K090, Class X1, IO	0.853(cc)	02/25/29	16,192	933,467
Series K093, Class X1, IO	1.092(cc)	05/25/29	13,187	1,001,845
Series K097, Class X1, IO	1.218(cc)	07/25/29	17,997	1,629,273
Series K100, Class X1, IO	0.770(cc)	09/25/29	18,171	1,013,387
Series K101, Class X1, IO	0.837(cc)	10/25/29	19,095	1,335,911
Series K1513, Class X1, IO	0.999(cc)	08/25/34	11,298	1,062,059
Series K735, Class X1, IO	1.102(cc)	05/25/26	8,996	457,451
Series Q001, Class XA, IO	2.224(cc)	02/25/32	15,271	2,011,441
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.601(cc)	04/10/47	15,000	264,516
Series 2017-GS06, Class A2	3.164	05/10/50	700	748,142
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,265,571
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,495,874
Series 2019-GC38, Class A3	3.703	02/10/52	6,400	7,146,882
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	140	147,749
Series 2017-APTS, Class XFLC, IO, 144A	—(p)	06/15/34	185,553	408
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	1,400	1,506,486
Series 2015-C29, Class A4	3.611	05/15/48	1,890	2,039,377
Series 2015-C31, Class A3	3.801	08/15/48	1,475	1,613,071
Series 2016-C01, Class A5	3.576	03/15/49	600	650,891

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414%	03/15/50		4,350	$ 4,687,993
Series 2017-C07, Class A4	3.147	10/15/50		1,100	1,179,431

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		5,400	5,663,954
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48		1,025	1,070,548
Series 2016-C29, Class A3	3.058	05/15/49		2,750	2,900,899
Series 2016-C30, Class A4	2.600	09/15/49		6,400	6,608,459
Series 2016-C30, Class A5	2.860	09/15/49		350	366,267
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,296,069
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		4,550	4,896,842
Series 2015-UBS08, Class A4	3.809	12/15/48		1,770	1,926,615
Series 2017-H01, Class A4	3.259	06/15/50		600	644,183
Series 2017-HR02, Class A3	3.330	12/15/50		2,000	2,160,456
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,699,063
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,716,513
Series 2019-MEAD, Class E, 144A	3.177	11/10/36		800	776,120

Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	5,295,634
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.299(c)	01/23/29	GBP	2,000	2,652,446
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		1,100	1,176,611
Series 2017-C07, Class A3	3.418	12/15/50		2,100	2,283,674
Series 2018-C08, Class A3	3.720	02/15/51		2,700	2,990,807
Series 2018-C10, Class A3	4.048	05/15/51		1,400	1,594,300
Series 2018-C14, Class A3	4.180	12/15/51		3,250	3,740,630
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,500	1,554,760
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,496,228
Series 2017-C40, Class A3	3.317	10/15/50		350	377,600
Series 2017-RB01, Class A4	3.374	03/15/50		875	947,776
Series 2018-C43, Class XB, IO	0.520(cc)	03/15/51		51,500	1,393,441
Series 2018-C46, Class XB, IO	0.493(cc)	08/15/51		104,789	3,184,726

Total Commercial Mortgage-Backed Securities (cost $221,773,277)					232,027,590

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 26.0%
Aerospace & Defense 0.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.500%	03/15/25	1,675	$ 1,619,126
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,750	2,612,337
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	1,675	1,794,207

Rockwell Collins, Inc., Sr. Unsec’d. Notes(a)	2.800	03/15/22	1,480	1,512,059
				7,537,729
Agriculture 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125	05/17/21	100	103,018
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	1,700	1,689,350
				1,792,368
Airlines 0.1%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	95	99,089
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	1,725	1,751,073
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	120	129,130
				1,979,292
Auto Manufacturers 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.258(c)	04/12/21	230	230,604
Gtd. Notes, 144A	3.100	04/12/21	305	310,042
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200	05/05/20	210	210,185
Gtd. Notes, 144A	3.100	05/04/20	550	551,782
Gtd. Notes, 144A	3.350	05/04/21	915	930,553

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350	11/01/22	7,665	7,781,584
General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	70	85,517
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.728(c)	04/09/21	720	723,003
Gtd. Notes(a)	3.550	04/09/21	545	554,659

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Navistar International Corp., Gtd. Notes, 144A	6.625%	11/01/25	445	$ 466,605
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600(cc)	10/24/25	3,500	3,727,948
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20	825	837,734
Gtd. Notes, 144A	4.000	11/12/21	1,060	1,098,507
				17,508,723
Auto Parts & Equipment 0.3%
Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000	05/15/26	600	657,048
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625	10/15/22	2,500	2,535,760
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	1,700	1,772,664
				4,965,472
Banks 6.1%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	3,440	3,530,121
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875	04/25/21	2,150	2,205,707
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	2.968(c)	04/12/23	200	202,254
Sr. Unsec’d. Notes	3.848	04/12/23	600	632,255
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300(ff)	–(rr)	40	46,435
Jr. Sub. Notes, Series MM	4.300(ff)	–(rr)	2,375	2,375,081
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	447	460,555
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	125	130,578
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	575,162
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,437,931
Sr. Unsec’d. Notes, MTN	3.499(ff)	05/17/22	2,465	2,520,723
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	739,091
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	250	271,617
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,648,897
Sub. Notes, MTN	4.450	03/03/26	6,500	7,256,649
Sub. Notes, Series L, MTN	3.950	04/21/25	300	324,805

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625%(ff)	–(rr)	125	$ 132,119
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375	01/12/26	200	220,944
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24	1,400	1,489,674
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	3.800	01/10/24	350	372,177
Sub. Notes, 144A, MTN	4.375	09/28/25	695	760,440

Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	1,245	1,247,553
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	235	239,022
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	105	107,827
Jr. Sub. Notes, Series U	5.000(ff)	–(rr)	2,125	2,221,016
Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	1,050	1,068,683
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,645,296
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	1,067,008
Sub. Notes	4.400	06/10/25	210	231,972
Sub. Notes	4.450	09/29/27	6,500	7,313,022
Sub. Notes	4.600	03/09/26	165	184,922
Sub. Notes	4.750	05/18/46	455	563,934

Corp. Financiera de Desarrollo SA (Peru), Sr. Unsec’d. Notes	4.750	02/08/22	500	524,531
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450	04/16/21	250	254,834
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.192(c)	02/04/21	1,150	1,153,224
Sr. Unsec’d. Notes	4.250	02/04/21	1,545	1,573,786
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	315	319,607
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	750	785,571
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	1,052,359
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	2,113,283
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	2.250	02/18/20	250	250,053
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	500,560
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	794,110
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)	175	176,051
Sr. Unsec’d. Notes	3.500	01/23/25	515	548,461
Sr. Unsec’d. Notes(a)	3.850	01/26/27	800	868,544

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes(a)	4.223%(ff)	05/01/29	1,345	$ 1,515,488
Sr. Unsec’d. Notes, EMTN	2.100(cc)	11/26/22	2,000	2,009,006
Sr. Unsec’d. Notes, EMTN	2.500(cc)	05/31/24	2,244	2,359,935
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	1,400	1,431,353
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	755	766,355
Sub. Notes	5.150	05/22/45	125	161,797
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.504(c)	05/18/21	1,125	1,126,329
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	4.125(c)	03/08/21	200	204,398

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	600	636,232
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	1,515	1,584,842
Jr. Sub. Notes, Series HH	4.600(ff)	–(rr)	2,125	2,167,298
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.240(c)	–(rr)	97	97,877
Jr. Sub. Notes, Series X	6.100(ff)	–(rr)	125	137,663
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	406,966
Sr. Unsec’d. Notes	3.625	05/13/24	350	375,245
Sr. Unsec’d. Notes(a)	3.782(ff)	02/01/28	4,500	4,933,143
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	1,010,978
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,735,616
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	8,052,365
Sub. Notes	4.250	10/01/27	215	243,371

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086(ff)	04/26/21	3,000	3,009,041
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	400	415,398
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	859,109
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250	10/21/20	3,970	4,089,904
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761	07/26/23	1,930	2,048,536
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.441(c)	–(rr)	75	75,473
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	412,506
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,716,618
Sr. Unsec’d. Notes, GMTN(a)	4.431(ff)	01/23/30	1,150	1,328,577
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	694,610
Sub. Notes, GMTN	4.350	09/08/26	5,505	6,137,645

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

PNC Bank NA, Sub. Notes	4.200%	11/01/25	350	$ 390,897
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	03/16/20	240	240,171
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	2.850(c)	04/06/20	1,000	1,000,856
Truist Bank, Sr. Unsec’d. Notes	2.850	04/01/21	550	557,002
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.000	04/15/21	390	395,955
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500	03/04/21	75	75,639
				113,542,638
Beverages 0.0%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750	01/31/27	200	211,543
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	615	629,305
				840,848
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.875	11/15/21	250	258,309
Building Materials 0.2%
Griffon Corp., Gtd. Notes	5.250	03/01/22	250	250,174
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	3,000	3,111,208
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48	995	1,181,666
				4,543,048
Chemicals 0.7%
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	1,500	1,542,825

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Chemours Co. (The), Gtd. Notes(a)	7.000%	05/15/25		1,910	$ 1,826,760
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750	06/14/22	EUR	390	445,080
Gtd. Notes	3.500	07/19/22		3,460	3,542,447
Gtd. Notes	4.125	03/14/21		1,000	1,018,987

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		435	441,552
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21		350	371,778
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,800	1,849,846
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	4.875	09/19/22		290	308,440
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		600	618,181
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		1,000	1,072,566
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	90,918
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		525	545,953
					13,675,333
Commercial Services 0.6%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.241	02/16/21		1,400	1,404,351
Sr. Unsec’d. Notes	2.849	03/03/22		2,000	2,034,457

Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	1,087,223
Loxam SAS (France),
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	700	777,681
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	800	871,713

Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22		2,450	2,462,118
United Rentals North America, Inc., Gtd. Notes	4.625	10/15/25		1,700	1,740,005
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48		400	455,324
					10,832,872

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.6%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	1,776	$ 1,794,462
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20	90	89,904
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650	02/05/21	5,000	5,047,223
Sr. Unsec’d. Notes	3.450	11/30/20	4,240	4,301,737
				11,233,326
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes(a)	5.625	09/01/25	1,522	1,589,618
Diversified Financial Services 1.0%
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	3,280	3,347,556
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	1,150	1,245,274
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375	09/15/21	1,303	1,304,745
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450	04/30/21	3,445	3,511,559
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24	2,000	2,138,807
CPPIB Capital, Inc. (Canada), Gov’t. Gtd. Notes, 144A, MTN	2.750	11/02/27	250	269,499
Credit Suisse International (United Kingdom), Sub. Notes, Series E^	2.104(s)	12/15/20	411	405,663
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22	400	427,682
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23	100	109,461
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	425	432,450
Gtd. Notes, 144A	8.125	07/15/23	2,195	2,331,099
Gtd. Notes, 144A	9.125	07/15/26	1,400	1,555,931
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A	2.125	09/19/22	250	254,107
Gov’t. Gtd. Notes, 144A	2.750	04/16/21	250	253,482

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650%	02/16/21	200	$ 201,815
				17,789,130
Electric 1.6%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875	12/13/21	4,200	4,479,164
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	825	849,772
Calpine Corp., Sr. Unsec’d. Notes	5.750	01/15/25	1,525	1,566,988
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56	25	30,075
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875	05/25/22	515	523,967
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	425	456,694
Sr. Unsec’d. Notes	5.750	01/26/21	600	601,284
Sr. Unsec’d. Notes, 144A(a)	5.750	01/26/21	2,570	2,575,501
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	475	482,324

FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	505	551,786
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	136,920
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	9.400	02/01/21	503	541,206
Gov’t. Gtd. Notes, MTN	6.270	01/03/26	80	99,099
Gov’t. Gtd. Notes, MTN	8.400	03/28/25	500	655,745
Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	1,000	1,404,892
Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	375	587,808
Gov’t. Gtd. Notes, Series HY	8.400	01/15/22	1,084	1,224,060
Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	565	719,531
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.000	11/12/24	2,000	2,219,757
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	320	352,247

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	425	459,032
Nova Scotia Power Finance Corp. (Canada), Gov’t. Gtd. Notes	9.400	04/01/21	1,400	1,519,067

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

NRG Energy, Inc., Gtd. Notes, 144A(a)	5.250%	06/15/29		625	$ 674,096
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400	01/15/21		300	305,341
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	640,913
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN	2.250	05/04/20		2,000	2,001,297
Gtd. Notes, EMTN	2.750	05/04/22		250	254,111

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.625	02/15/27		3,700	3,839,073
					29,751,750
Engineering & Construction 0.0%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	191,917
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	669,083
					861,000
Entertainment 0.5%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.750	06/15/25		2,000	1,781,502
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		2,325	2,362,483
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes	6.750	11/01/21	EUR	1,600	1,703,501
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	134,361
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		1,000	1,037,993
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,075	1,160,095
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21		1,400	1,412,089
Gtd. Notes, 144A	8.250	03/15/26		500	539,755
					10,131,779

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	3.500%	02/15/23		2,900	$ 2,949,542
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.875	07/15/24		3,000	3,085,748
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625	10/01/39		1,415	1,539,107
Gtd. Notes, 144A	4.875	10/01/49		3,270	3,593,290

Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	425	454,959
					11,622,646
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20		200	205,029
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500	04/25/22		210	219,144
					424,173
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24		1,525	1,624,220
Healthcare-Products 0.2%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	300	373,295
Gtd. Notes	2.250	03/07/39	EUR	300	394,602

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	542,448
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	884,773
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	605,355
					2,800,473
Healthcare-Services 0.7%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,337,706
Centene Corp., Sr. Unsec’d. Notes, 144A	4.250	12/15/27		385	402,074

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes	5.375%	02/01/25	425	$ 474,722
Gtd. Notes	7.500	02/15/22	200	220,044

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	800	961,532
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	1,450	1,483,632
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)	6.750	06/15/23	3,325	3,615,752
Sr. Unsec’d. Notes	7.000	08/01/25	1,000	1,039,035
Sr. Unsec’d. Notes	8.125	04/01/22	2,575	2,818,910
				12,353,407
Holding Companies-Diversified 0.1%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22	1,000	1,016,289
Home Builders 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	3,865	3,915,661
KB Home, Gtd. Notes	7.000	12/15/21	325	347,435
Lennar Corp., Gtd. Notes	5.250	06/01/26	3,000	3,324,781
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	1,885	1,982,090
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25	6,000	6,419,781
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	750	848,275
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	1,600	1,597,234
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	1,325	1,477,959
TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	350	360,699
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	500	514,752

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
William Lyon Homes, Inc., (cont’d.)
Gtd. Notes(a)	6.000%	09/01/23	1,050	$ 1,095,403
Gtd. Notes	7.000	08/15/22	286	286,417
				22,170,487
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	4.700	06/01/22	100	106,229
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	06/15/22	100	103,045
Insurance 0.1%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	152,063
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	250	253,104
Lincoln National Corp., Sr. Unsec’d. Notes	6.250	02/15/20	600	600,849
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	505	559,513
Sr. Unsec’d. Notes	4.900	07/01/22	250	267,039
				1,832,568
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	100	103,081
MGM Resorts International, Gtd. Notes	6.000	03/15/23	1,375	1,508,865
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	300	333,316
				1,945,262
Machinery-Diversified 0.0%
CNH Industrial Capital LLC,
Gtd. Notes(a)	4.375	11/06/20	200	203,562
Gtd. Notes	4.875	04/01/21	75	77,508

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		100	$ 104,957
					386,027
Media 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	5.250	09/30/22		913	923,913
Sr. Unsec’d. Notes, 144A	5.125	05/01/23		2,500	2,546,538
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50		775	830,281
Sr. Sec’d. Notes	5.375	05/01/47		85	97,203
Sr. Sec’d. Notes	6.384	10/23/35		3,075	3,998,170
Sr. Sec’d. Notes	6.484	10/23/45		70	90,773
Sr. Sec’d. Notes	6.834	10/23/55		20	26,732

Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	9.250	02/15/24		1,617	1,760,502
Comcast Corp., Gtd. Notes	4.250	10/15/30		335	393,179
CSC Holdings LLC, Gtd. Notes, 144A(a)	5.375	07/15/23		1,425	1,460,602
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375	08/15/26		1,400	1,394,011
DISH DBS Corp., Gtd. Notes	5.125	05/01/20		1,500	1,507,890
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.875	01/15/27	GBP	1,275	1,743,228
					16,773,022
Miscellaneous Manufacturing 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650	03/01/21		25	25,423
Multi-National 1.2%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 6 Month LIBOR + 0.650%^	2.020(c)	02/01/27		3,000	2,975,700

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820%	06/16/28	3,000	$ 3,934,031
Sr. Unsec’d. Notes	6.375	10/01/28	1,080	1,464,503
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	865	867,843
Sr. Unsec’d. Notes	2.750	01/06/23	800	815,877
Sr. Unsec’d. Notes	3.250	02/11/22	1,000	1,024,502
Sr. Unsec’d. Notes	4.375	06/15/22	1,100	1,159,325
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	632,404
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,267,265
Unsec’d. Notes	6.950	08/01/26	500	649,463
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,502,362
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	3,000	3,042,913
Sr. Unsec’d. Notes	4.375	02/11/20	2,600	2,603,764
				22,939,952
Oil & Gas 2.0%
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	750	646,756
Gtd. Notes	5.375	11/01/21	2,775	2,651,819
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	100	72,150
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	1,950	1,911,021

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	1,332	1,516,071
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	425	456,464
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23	200	205,407
CNX Resources Corp., Gtd. Notes	5.875	04/15/22	1,860	1,839,395
Concho Resources, Inc., Gtd. Notes(a)	4.875	10/01/47	350	405,790
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	300	330,804
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	220,861

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan), (cont’d.)
Sr. Unsec’d. Notes, 144A	4.750%	04/19/27		200	$ 224,348
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24		1,400	1,410,926
Sr. Unsec’d. Notes, 144A	7.125	02/01/27		600	593,734

Occidental Petroleum Corp., Sr. Unsec’d. Notes	7.500	05/01/31		250	334,269
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	421,253
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750	01/14/25	EUR	180	232,314
Gtd. Notes	5.750	02/01/29		300	346,240
Gtd. Notes	6.625	01/16/34	GBP	1,575	2,539,141
Gtd. Notes	7.375	01/17/27		50	62,134
Gtd. Notes, 144A	5.093	01/15/30		95	104,266
Gtd. Notes, EMTN	6.250	12/14/26	GBP	900	1,421,998
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48		686	679,368
Gtd. Notes	6.500	03/13/27		1,075	1,164,645
Gtd. Notes	6.500	01/23/29		300	320,102
Gtd. Notes, 144A(a)	6.490	01/23/27		3,133	3,402,936
Gtd. Notes, 144A	7.690	01/23/50		185	203,091
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,257,682
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	214,559
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	1,121,644
Gtd. Notes, EMTN	4.875	02/21/28	EUR	500	598,540
Gtd. Notes, EMTN	8.250	06/02/22	GBP	640	963,095
Gtd. Notes, GMTN	6.750	09/21/47		789	799,271
Gtd. Notes, GMTN	6.875	08/04/26		2,400	2,705,347
Range Resources Corp.,
Gtd. Notes	5.875	07/01/22		527	509,289
Gtd. Notes, 144A	9.250	02/01/26		2,600	2,297,349

Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		1,220	1,317,070
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250	09/13/20		780	781,141
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		30	29,911
					36,312,201

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%	10/15/20	3,151	$ 3,158,335
Pharmaceuticals 2.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	95	101,580
Sr. Unsec’d. Notes	4.500	05/14/35	150	173,406
Sr. Unsec’d. Notes, 144A	4.050	11/21/39	9,395	10,242,756
Allergan Funding SCS,
Gtd. Notes	4.550	03/15/35	165	190,220
Gtd. Notes	4.850	06/15/44	1,115	1,314,134

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	3,600	4,069,563
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	850	859,681
Gtd. Notes, 144A	6.125	04/15/25	1,275	1,314,032
Gtd. Notes, 144A	7.000	01/15/28	425	460,796
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.577(c)	06/25/21	665	668,086
Gtd. Notes, 144A(a)	3.500	06/25/21	300	306,506

Becton, Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	2.836(c)	12/29/20	1,778	1,779,020
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39	475	570,060
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	735	908,303
Sr. Unsec’d. Notes, 144A	4.550	02/20/48	1,040	1,325,475
Sr. Unsec’d. Notes, 144A	5.000	08/15/45	850	1,137,229

Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200	03/15/23	1,215	1,258,104
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	1,630	1,842,931
Gtd. Notes, 144A	4.500	03/15/21	100	102,100
CVS Health Corp.,
Sr. Unsec’d. Notes	3.350	03/09/21	3,452	3,512,248
Sr. Unsec’d. Notes	5.125	07/20/45	70	84,542

McKesson Corp., Sr. Unsec’d. Notes	3.650	11/30/20	3,110	3,157,022
Mylan, Inc., Gtd. Notes(a)	4.550	04/15/28	1,240	1,370,441
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	2,505	2,528,136

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC, (cont’d.)
Gtd. Notes	3.200%	09/23/26	925	$973,567

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	4.000	11/26/21	850	881,299
				41,131,237
Pipelines 0.3%
Energy Transfer Operating LP,
Gtd. Notes(a)	5.000	05/15/50	1,030	1,058,685
Gtd. Notes	5.300	04/15/47	110	116,823
Jr. Sub. Notes, Series G	7.125(ff)	–(rr)	1,300	1,323,556

Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24	250	267,914
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	372	388,976
Gtd. Notes	6.500	04/01/20	50	50,352

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	22,189
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22	125	130,366
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	385	425,920
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	2.850	01/31/23	350	355,804
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	1,300	1,313,053
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	4.000	09/15/25	225	241,966
Sr. Unsec’d. Notes	4.300	03/04/24	325	350,259
Sr. Unsec’d. Notes	4.500	11/15/23	345	372,733
				6,418,596
Real Estate Investment Trusts (REITs) 0.1%
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	575	590,819
Gtd. Notes, 144A	4.625	12/01/29	860	898,674
				1,489,493

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 0.8%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.536%(c)	04/17/20		166	$ 166,050
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25		1,873	1,971,739
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		1,250	1,284,394
L Brands, Inc.,
Gtd. Notes(a)	5.625	10/15/23		3,319	3,610,686
Gtd. Notes(a)	6.625	04/01/21		400	419,632

Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27		950	852,311
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		42	43,238
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		500	454,767
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		3,650	3,784,231
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		1,395	1,434,594
					14,021,642
Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		3,005	3,048,349
Gtd. Notes, 144A	3.125	10/15/22		2,310	2,370,609
					5,418,958
Software 0.5%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.750	05/21/23	EUR	500	567,759
Infor US, Inc., Gtd. Notes	6.500	05/15/22		2,750	2,767,221
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,351,623
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(a)	11.375	12/01/21		4,060	4,200,070
					8,886,673

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	100	$ 100,475
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27	140	152,450
Sr. Unsec’d. Notes	4.300	02/15/30	350	395,864
Sr. Unsec’d. Notes(a)	4.550	03/09/49	1,125	1,282,261
Sr. Unsec’d. Notes	4.850	03/01/39	3,765	4,474,583
Sr. Unsec’d. Notes	4.900	08/15/37	50	59,426
CenturyLink, Inc.,
Sr. Unsec’d. Notes(a)	5.625	04/01/25	585	620,106
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	500	524,895
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	2,150	2,158,950
CommScope, Inc.,
Gtd. Notes, 144A	5.000	06/15/21	128	128,000
Gtd. Notes, 144A(a)	5.500	06/15/24	1,000	990,206

Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23	3,020	2,468,850
Level 3 Financing, Inc.,
Gtd. Notes	5.125	05/01/23	2,500	2,512,621
Sr. Sec’d. Notes, 144A	3.400	03/01/27	325	334,950

Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21	50	53,524
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	4,400	4,413,440
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	175	176,541
				20,847,142
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21	100	102,420
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	109	128,878

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	2.000%	10/13/20	2,000	$ 2,003,946
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.750	08/15/24	196	212,400
				2,447,644

Total Corporate Bonds (cost $466,291,735)				485,088,379
Municipal Bonds 0.5%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	25	28,151
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	29,155
				57,306
Illinois 0.4%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series C	4.472	01/01/49	2,465	3,117,535
Taxable, Revenue Bonds, Series C	4.572	01/01/54	640	834,867
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	635	691,940
General Obligation Unlimited, Series D	5.000	11/01/22	1,685	1,837,611
				6,481,953
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	165,945
Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Revenue Bonds, Series A-1	5.000	07/01/58	2,135	2,397,861
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	160,750

Total Municipal Bonds (cost $8,054,818)				9,263,815

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 10.4%
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.361%(c)	10/25/27	42	$ 41,974
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	04/25/28	430	431,017
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.611(c)	08/25/28	2	2,386
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.011(c)	08/25/28	300	300,786
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	08/25/28	300	301,422
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.861(c)	10/25/28	67	67,511
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.511(c)	10/25/28	870	874,780
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.111(c)	04/25/29	940	940,855
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.761(c)	07/25/29	1,610	1,611,147
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.261(c)	07/25/29	1,500	1,511,835
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.061(c)	10/25/29	2,700	2,701,657
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.661(c)	10/25/29	2,400	2,407,308

BVRT Financing Trust, Series 2019-01, Class F, 144A^	3.827	09/15/21	12,288	12,231,102
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.281(c)	11/01/23	5,200	5,200,000
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.049(c)	04/25/24	3,800	3,799,998
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.781(c)	12/25/57	1,658	1,678,796
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.781(c)	01/25/57	874	892,666
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	2,568	2,595,246
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	684	686,969

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.785(cc)	09/25/47	49	48,070
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	3.811(c)	09/25/31	5,130	5,173,549

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	3.742%(c)	01/25/40	1,900	$ 1,921,455
Credit Suisse Mortgage Trust,
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.104(c)	10/25/46	4,111	4,143,729
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.131(c)	09/25/45	4,303	4,325,610
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.361(c)	11/25/28	933	934,249
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.911(c)	04/25/29	134	133,504
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	3.461(c)	04/25/29	620	622,124

Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.661(c)	03/25/31	1,820	1,834,801
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000	12/25/32	4,353	557,877
Series 2012-144, Class EI, IO	3.000	01/25/28	6,416	506,940
Series 2012-148, Class IC, IO	3.000	01/25/28	9,550	733,694
Series 2013-13, Class IK, IO	2.500	03/25/28	4,154	228,462
Series 2013-49, Class AI, IO	3.000	05/25/33	3,919	446,197
Series 2015-59, Class CI, IO	3.500	08/25/30	6,520	493,030
Series 2016-20, Class DI, IO	3.500	04/25/31	5,673	698,337
Series 2018-24, Class BH	3.500	04/25/48	823	856,080
Series 2018-25, Class AG	3.500	04/25/47	2,885	3,024,369
Series 2018-57, Class QV	3.500	11/25/29	2,091	2,197,311
Freddie Mac REMICS,
Series 4012, Class MJ	3.500	11/15/40	2,881	2,975,185
Series 4046, Class PI, IO	3.000	05/15/27	4,071	313,770
Series 4060, Class IO, IO	3.000	06/15/27	7,207	409,578
Series 4073, Class EI, IO	3.000	02/15/27	10,649	636,556
Series 4131, Class BI, IO	2.500	11/15/27	7,755	461,347
Series 4146, Class KI, IO	3.000	12/15/32	4,449	582,969
Series 4153, Class IO, IO	3.000	01/15/28	10,574	840,389
Series 4182, Class EI, IO	2.500	03/15/28	5,196	391,428
Series 4186, Class JI, IO	3.000	03/15/33	6,159	508,162
Series 4314, Class PD	3.750	07/15/43	3,382	3,527,094
Series 4574, Class AI, IO	3.000	04/15/31	4,111	384,916
Series 4631, Class GP	3.500	03/15/46	4,571	4,802,359

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	4.961%(c)	10/25/27	570	$ 615,061
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.442(c)	01/25/49	260	266,078

GCAT LLC, Series 2019-04, Class A1, 144A	3.228(cc)	11/26/49	7,800	7,841,735
Gosforth Funding PLC (United Kingdom), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)	2.360(c)	08/25/60	1,058	1,056,881
Government National Mortgage Assoc.,
Series 2013-47, Class IA, IO	4.000	03/20/43	1,678	295,001
Series 2014-116, Class IT, IO	4.000	08/20/44	1,859	318,756
Series 2016-164, Class IG, IO	4.000	12/20/46	4,083	602,822
Series 2017-045, Class QA	3.000	11/20/42	9,603	9,818,129
Series 2017-163, Class PT	3.000	11/20/47	3,730	3,815,976
Series 2018-05, Class IB, IO	4.000	01/20/48	1,560	332,689
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.801(c)	01/26/37	40	39,513
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.801(c)	01/26/37	125	122,774
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	10/25/28	292	292,000
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.311(c)	05/25/29	552	553,205

JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.542(c)	04/25/46	456	454,923
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000(cc)	06/25/59	867	872,277
Series 2019-PR01, Class A1, 144A	3.858(cc)	09/25/59	4,386	4,390,520
Series 2020-GS01, Class A1, 144A	2.882(cc)	10/25/59	3,700	3,708,688

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.210(c)	04/01/24	746	745,736
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	650	682,676
Mortgage Insurance-Linked Notes,
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	2.610(c)	02/25/30	700	700,255

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Mortgage Insurance-Linked Notes, (cont’d.)
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.110%(c)	02/25/30	2,200	$ 2,202,115
MRA Issuance Trust,
Series 2019-03, 144A, 1 Month LIBOR + 1.150%	2.841(c)	11/10/20	13,100	13,100,000
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.055(c)	12/08/20	17,300	17,300,000
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	480	502,693
Series 2018-02A, Class A1, 144A	4.500(cc)	02/25/58	1,182	1,250,917
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.411(c)	01/25/48	939	938,329
Series 2018-RPL01, Class A1, 144A	3.500(cc)	12/25/57	6,273	6,509,035

Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.211(c)	07/25/28	353	353,351
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.061(c)	07/25/29	909	911,247
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.161(c)	11/27/20	980	972,819
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 1.500%)	4.411(c)	01/27/21	691	689,670
Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.149(c)	05/27/21	25,311	25,453,430

Permanent Master Issuer PLC (United Kingdom), Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)	2.211(c)	07/15/58	1,725	1,724,825
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.061(c)	03/25/28	238	237,567
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	4.361(c)	03/25/28	330	332,354
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.911(c)	02/25/29	345	344,615
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.861(c)	06/25/29	375	375,355
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.411(c)	09/25/48	444	444,088
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)	2.511(c)	02/25/47	69	69,085

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.835%(cc)	12/25/34		205	$ 205,446

Total Residential Mortgage-Backed Securities (cost $193,278,833)					194,433,232
Sovereign Bonds 13.6%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		3,000	3,048,980
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625	01/11/23		650	301,439
Sr. Unsec’d. Notes	5.625	01/26/22		3,470	1,713,852
Sr. Unsec’d. Notes	6.875	04/22/21		2,520	1,343,010
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	351	207,389
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	235	138,181
Sr. Unsec’d. Notes	8.280	12/31/33		232	128,434

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		5,028	5,259,623
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		6,300	6,786,188
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,061,323
Sr. Unsec’d. Notes	4.375	07/12/21		500	517,187
Sr. Unsec’d. Notes	11.750	02/25/20		1,000	1,007,873
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.375	03/24/21		200	209,855
Sr. Unsec’d. Notes	6.625	07/14/20		9,300	9,477,366
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		1,667	1,725,445
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	443,572
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		100	103,527

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.500	03/24/20		387	387,001
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, EMTN	4.750	04/11/25	EUR	1,045	1,249,828
Sr. Unsec’d. Notes, 144A, EMTN	4.750	04/16/26	EUR	690	818,812
Sr. Unsec’d. Notes, 144A, EMTN	6.375	04/11/31	EUR	1,210	1,460,152

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.500	11/01/20		4,715	4,743,112

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%	02/15/26		135	$ 172,764
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	624,777
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/23	EUR	7,759	9,487,326
Bonds	3.000(cc)	02/24/24	EUR	2,282	2,867,890
Bonds	3.000(cc)	02/24/26	EUR	652	853,335
Bonds	3.000(cc)	02/24/27	EUR	452	601,967
Bonds	3.000(cc)	02/24/28	EUR	170	228,942
Bonds	3.000(cc)	02/24/29	EUR	509	689,929
Bonds	3.000(cc)	02/24/30	EUR	125	171,754
Bonds	3.000(cc)	02/24/31	EUR	150	204,447
Bonds	3.000(cc)	02/24/32	EUR	125	173,694
Bonds	3.000(cc)	02/24/33	EUR	1,961	2,731,462
Bonds	3.000(cc)	02/24/34	EUR	294	414,299
Bonds	3.000(cc)	02/24/35	EUR	308	433,888
Bonds	3.000(cc)	02/24/36	EUR	25	35,513
Bonds	3.000(cc)	02/24/37	EUR	95	134,745
Bonds	3.000(cc)	02/24/38	EUR	1,125	1,606,838
Bonds	3.000(cc)	02/24/40	EUR	132	190,909
Bonds	3.000(cc)	02/24/41	EUR	71	103,064
Bonds	3.000(cc)	02/24/42	EUR	199	292,266
Bonds	3.500	01/30/23	EUR	2,915	3,550,480
Bonds	4.200	01/30/42	EUR	195	300,552
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	3,000	3,678,237

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	728,939
Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		2,500	2,587,029
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	2,006,520
Sr. Unsec’d. Notes	5.750	11/22/23		2,200	2,507,480
Sr. Unsec’d. Notes	6.375	03/29/21		2,108	2,220,251
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes	5.875	05/11/22		1,359	1,479,963
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	965	1,090,048
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	858,405
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	535,470
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	650	822,772

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	5.875%	01/15/24		1,000	$ 1,136,197
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	250	296,431
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,568,368
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	800	923,016
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	750	1,006,463
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A	5.800	01/15/28		300	288,316
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		800	806,484
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.875	04/20/21		1,000	1,003,697
Gov’t. Gtd. Notes	2.500	06/01/22		600	612,487
Gov’t. Gtd. Notes	2.500	05/23/24		1,000	1,035,462
Gov’t. Gtd. Notes	3.375	10/31/23		800	851,207
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	635,367
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	801,387
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		200	200,958
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	204,002
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	419,824
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	419,487
Sr. Unsec’d. Notes, EMTN	2.000	09/08/20		1,000	1,001,584
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,421,316
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	408,005

Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		3,000	3,057,839
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes	5.250	06/16/21		900	941,792
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		600	627,907
Sr. Unsec’d. Notes	6.625	02/01/22		6,260	6,852,718
Sr. Unsec’d. Notes	7.375	02/11/20		7,027	7,034,376

Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		19,875	22,636,386
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	940	1,420,443
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		250	254,290
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	2,010,473

Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,800	2,282,314

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.050%	11/30/20		1,000	$ 1,003,512
Sr. Unsec’d. Notes	2.125	05/04/22		325	329,482
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		700	729,461
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,011	1,167,231
Debentures	8.750	04/01/22		1,800	2,056,647
Debentures	9.250	03/01/20		90	90,498

Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23		550	587,663
Province of Quebec (Canada),
Debentures, Series NJ	7.500	07/15/23		384	459,552
Debentures, Series NN	7.125	02/09/24		2,465	2,986,139
Sr. Unsec’d. Notes	2.750	04/12/27		195	209,720
Unsec’d. Notes, MTN	7.485	03/02/26		1,040	1,349,689

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		810	942,764
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		200	74,386
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,750	747,686

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	262,157
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		700	700,158
Sr. Unsec’d. Notes	6.875	09/27/23		7,220	8,358,062
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	702	806,112
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	2,905	4,950,649
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		1,205	1,463,714

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000	03/23/22		500	534,643
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500	03/09/20		7,681	7,700,202
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		3,000	3,230,868
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		6,414	7,005,505
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		375	408,567
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		6,000	6,051,161

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Serbia International Bond (Serbia), Sr. Unsec’d. Notes	7.250%	09/28/21		13,050	$ 14,169,941
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		9,500	10,050,189
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		3,014	3,414,835
Sr. Unsec’d. Notes	5.850	05/10/23		2,292	2,581,776
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		2,400	2,408,248
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	1,017,876
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	203,575
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	2,072,574
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	419,879
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		230	237,134
Sr. Unsec’d. Notes	6.250	09/26/22		1,230	1,314,833
Sr. Unsec’d. Notes	7.000	06/05/20		500	507,086
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		175	179,401
Sr. Unsec’d. Notes	7.750	09/01/21		195	207,461
Sr. Unsec’d. Notes	7.750	09/01/22		950	1,032,444
Sr. Unsec’d. Notes	8.994	02/01/24		200	229,275
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,960	2,157,546
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		895	917,507
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		550	585,146
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		905	983,538
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		400	458,549
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		600	747,554

ZAR Sovereign Capital Fund Pty Ltd. (South Africa), Sr. Unsec’d. Notes	3.903	06/24/20		2,417	2,426,716

Total Sovereign Bonds (cost $247,355,766)					253,206,011
U.S. Government Agency Obligations 0.8%
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		600	897,989
Federal National Mortgage Assoc.(k)	1.875	09/24/26		1,500	1,533,565
Federal National Mortgage Assoc.	2.000	10/05/22		690	701,923
Federal National Mortgage Assoc.(k)	6.625	11/15/30		605	890,095
Federal National Mortgage Assoc.(k)	7.125	01/15/30		580	863,960
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.180(s)	11/15/25		800	717,011
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.246(s)	05/15/26		800	709,539
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.790(s)	03/15/22		675	648,695
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.165(s)	08/15/25		1,000	901,167
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.281(s)	02/15/26		1,500	1,336,198

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.300%(s)	05/15/25	1,800	$ 1,631,594
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.369(s)	11/15/26	1,500	1,312,593
New Valley Generation V, Pass-Through Certificates	4.929	01/15/21	145	145,430
Resolution Funding Corp., Strips Interest, Bonds	2.922(s)	01/15/28	1,000	845,410
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235	07/15/45	1,000	1,018,237
Tennessee Valley Authority Generic Strip, Bonds	2.035(s)	12/15/21	14	13,522
United States International Development Finance Corp., Gov’t. Gtd. Notes	2.520	09/15/22	652	666,587

Total U.S. Government Agency Obligations (cost $13,971,057)				14,833,515
U.S. Treasury Obligations 8.1%
U.S. Treasury Bonds	2.250	08/15/49	70	73,916
U.S. Treasury Bonds(h)(k)	3.000	05/15/45	8,585	10,267,123
U.S. Treasury Bonds	3.125	02/15/43	1,500	1,817,344
U.S. Treasury Bonds	3.625	08/15/43	855	1,118,714
U.S. Treasury Notes	1.375	10/15/22	340	340,558
U.S. Treasury Notes	1.375	01/31/25	500	501,289
U.S. Treasury Notes	1.500	01/15/23	1,345	1,352,671
U.S. Treasury Notes	1.500	02/28/23	15,355	15,446,170
U.S. Treasury Notes	1.625	11/15/22	1,410	1,422,117
U.S. Treasury Notes	1.750	05/15/23	1,960	1,987,869
U.S. Treasury Notes	1.750	12/31/24	4,810	4,907,703
U.S. Treasury Notes	1.750	12/31/26	8,180	8,356,381
U.S. Treasury Notes	1.750	11/15/29	5,025	5,134,922
U.S. Treasury Notes	1.875	01/31/22	4,310	4,355,120
U.S. Treasury Notes	2.000	02/15/25	410	423,229
U.S. Treasury Notes(k)	2.125	09/30/21	39,700	40,182,293
U.S. Treasury Notes(k)	2.125	05/15/25	2,335	2,427,488
U.S. Treasury Notes	2.250	11/15/24	3,590	3,743,416
U.S. Treasury Notes	2.375	08/15/24	2,720	2,845,800
U.S. Treasury Notes(k)	2.500	05/15/24	3,565	3,739,908
U.S. Treasury Notes	2.625	03/31/25	625	664,941
U.S. Treasury Notes(k)	2.750	02/15/28	4,800	5,271,000
U.S. Treasury Notes	2.875	11/15/21	2,000	2,052,891
U.S. Treasury Notes	2.875	08/15/28	5,000	5,560,156
U.S. Treasury Notes	3.000	09/30/25	2,000	2,177,188
U.S. Treasury Notes	3.125	11/15/28	5,000	5,674,219
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	2,515	1,718,845
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	2,240	1,549,538
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	2,275	1,563,618
U.S. Treasury Strips Coupon(h)	2.354(s)	02/15/43	10,905	6,702,315
U.S. Treasury Strips Coupon	2.374(s)	05/15/43	5,000	3,052,344
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	4,092	2,465,430

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.420%(s)	08/15/40	1,500	$ 992,578
U.S. Treasury Strips Coupon	2.763(s)	08/15/29	100	85,660
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	82,422
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	200	148,422
Total U.S. Treasury Obligations (cost $145,645,068)				150,205,598

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $23,457)	1,338	9,433
Preferred Stock 0.0%
Capital Markets
State Street Corp. 5.350% (cost $125,000)	5,000	142,650

Total Long-Term Investments (cost $1,741,090,854)		1,784,961,087

Short-Term Investments 7.1%
Affiliated Mutual Funds 7.1%
PGIM Core Ultra Short Bond Fund(w)	92,080,115	92,080,115
PGIM Institutional Money Market Fund (cost $40,090,772; includes $40,035,734 of cash collateral for securities on loan)(b)(w)	40,089,026	40,097,044

Total Affiliated Mutual Funds (cost $132,170,887)		132,177,159
Options Purchased*~ 0.0%
(cost $11,292)		331,503

Total Short-Term Investments (cost $132,182,179)		132,508,662
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9% (cost $1,873,273,033)		1,917,469,749

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $110,271)	$ (118,248)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.9% (cost $1,873,162,762)	1,917,351,501
Liabilities in excess of other assets(z) (2.9)%	(54,859,606)

Net Assets 100.0%	$ 1,862,491,895

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BROIS—Brazil Overnight Index Swap
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SONIA—Sterling Overnight Index Average
STACR—Structured Agency Credit Risk
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,612,465 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,163,499; cash collateral of $40,035,734 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—	1,977	$ 23,973
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—	4,806	54,754

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—	9,540	$111,721
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—	9,680	119,388
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—	1,922	21,667
Total Options Purchased (cost $11,292)								$331,503
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	2,000	$—
(premiums received $11,604)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$ 95.00	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	10,000	$ (18,075)
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	03/18/20	$100.00	5.00%(Q)	CDX.NA.HY. 33.V2(Q)	10,000	(6,855)
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	03/18/20	$100.00	5.00%(Q)	CDX.NA.HY. 33.V2(Q)	5,000	(3,427)
CDX.NA.HY.33.V2, 12/20/24	Put	Citibank, N.A.	03/18/20	$101.00	5.00%(Q)	CDX.NA.HY. 33.V2(Q)	100,000	(87,684)
CDX.NA.IG.33.V1, 12/20/29	Put	Goldman Sachs International	02/19/20	2.25%	1.00%(Q)	CDX.NA.IG. 33.V1(Q)	40,000	(2,207)
Total OTC Swaptions (premiums received $98,667)								$(118,248)
Total Options Written (premiums received $110,271)								$(118,248)
Futures contracts outstanding at January 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,255	5 Year U.S. Treasury Notes	Mar. 2020	$391,642,609	$ 4,171,889

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Futures contracts outstanding at January 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
854	10 Year U.S. Ultra Treasury Notes	Mar. 2020	$124,390,437	$ 3,008,115
259	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	50,165,062	2,048,471
				9,228,475
Short Positions:
127	2 Year U.S. Treasury Notes	Mar. 2020	27,477,641	(69,617)
73	5 Year Euro-Bobl	Mar. 2020	10,926,449	(45,866)
77	10 Year Euro-Bund	Mar. 2020	14,947,865	(195,050)
1,404	10 Year U.S. Treasury Notes	Mar. 2020	184,845,375	(2,927,265)
379	20 Year U.S. Treasury Bonds	Mar. 2020	61,978,344	(2,073,002)
40	Euro Schatz Index	Mar. 2020	4,972,315	(6,244)
				(5,317,044)
				$ 3,911,431
Forward foreign currency exchange contracts outstanding at January 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	783	$ 541,381	$ 524,586	$ —	$ (16,795)
Expiring 04/17/20	Barclays Bank PLC	AUD	396	274,000	265,576	—	(8,424)
Expiring 04/17/20	Barclays Bank PLC	AUD	383	262,000	256,819	—	(5,181)
Brazilian Real,
Expiring 02/04/20	BNP Paribas S.A.	BRL	1,509	364,000	352,300	—	(11,700)
Expiring 02/04/20	Citibank, N.A.	BRL	2,478	595,800	578,511	—	(17,289)
Expiring 02/04/20	Citibank, N.A.	BRL	2,287	550,412	533,980	—	(16,432)
Expiring 02/04/20	Goldman Sachs International	BRL	1,536	366,900	358,550	—	(8,350)
Expiring 02/04/20	HSBC Bank USA, N.A.	BRL	2,277	549,510	531,540	—	(17,970)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	2,314	553,924	540,193	—	(13,731)
Expiring 02/04/20	The Toronto-Dominion Bank	BRL	3,864	924,002	902,068	—	(21,934)
Expiring 03/03/20	BNP Paribas S.A.	BRL	1,739	413,000	405,347	—	(7,653)
British Pound,
Expiring 04/15/20	Bank of America, N.A.	GBP	302	397,000	399,407	2,407	—
Expiring 04/15/20	Bank of America, N.A.	GBP	228	301,000	301,553	553	—
Expiring 04/15/20	BNP Paribas S.A.	GBP	225	296,000	298,351	2,351	—
Canadian Dollar,
Expiring 04/17/20	Barclays Bank PLC	CAD	2,209	1,693,984	1,669,033	—	(24,951)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/17/20	BNP Paribas S.A.	CAD	434	$ 333,000	$ 328,149	$ —	$ (4,851)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	201	151,900	151,889	—	(11)
Chilean Peso,
Expiring 03/18/20	Bank of America, N.A.	CLP	378,280	490,000	472,377	—	(17,623)
Expiring 03/18/20	BNP Paribas S.A.	CLP	270,187	348,000	337,396	—	(10,604)
Expiring 03/18/20	BNP Paribas S.A.	CLP	224,972	291,654	280,933	—	(10,721)
Expiring 03/18/20	Citibank, N.A.	CLP	720,032	898,000	899,138	1,138	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	553,675	698,000	691,400	—	(6,600)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	277,172	350,000	346,118	—	(3,882)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	13,490	1,901,462	1,926,242	24,780	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	2,536	358,000	362,180	4,180	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	2,401	340,000	342,846	2,846	—
Expiring 02/14/20	Citibank, N.A.	CNH	7,227	1,029,900	1,031,936	2,036	—
Expiring 02/14/20	Citibank, N.A.	CNH	3,359	479,000	479,617	617	—
Expiring 02/14/20	Citibank, N.A.	CNH	2,123	300,000	303,190	3,190	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	16,088	2,293,100	2,297,247	4,147	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	3,669	523,169	523,860	691	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	2,600	369,000	371,193	2,193	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	3,512	499,255	501,466	2,211	—
Expiring 02/14/20	UBS AG	CNH	7,317	1,045,035	1,044,746	—	(289)
Expiring 02/14/20	UBS AG	CNH	6,632	944,050	946,952	2,902	—
Expiring 05/14/21	Citibank, N.A.	CNH	11,460	1,642,271	1,615,884	—	(26,387)
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	1,083,916	331,000	316,014	—	(14,986)
Expiring 03/18/20	Barclays Bank PLC	COP	581,976	177,000	169,674	—	(7,326)
Expiring 03/18/20	Barclays Bank PLC	COP	454,080	132,000	132,386	386	—
Expiring 03/18/20	BNP Paribas S.A.	COP	1,076,437	305,000	313,833	8,833	—
Expiring 03/18/20	BNP Paribas S.A.	COP	521,653	159,869	152,087	—	(7,782)
Expiring 03/18/20	BNP Paribas S.A.	COP	430,828	123,000	125,607	2,607	—
Expiring 03/18/20	Citibank, N.A.	COP	1,014,187	307,000	295,685	—	(11,315)
Expiring 03/18/20	Goldman Sachs International	COP	1,231,004	366,000	358,897	—	(7,103)
Expiring 03/18/20	Goldman Sachs International	COP	736,022	213,000	214,586	1,586	—
Expiring 03/18/20	HSBC Bank USA, N.A.	COP	674,533	206,131	196,659	—	(9,472)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	945,904	273,000	275,777	2,777	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/18/20	UBS AG	COP	736,172	$ 219,640	$ 214,630	$ —	$ (5,010)
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	36,491	1,606,856	1,604,608	—	(2,248)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	17,377	766,000	764,132	—	(1,868)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	6,190	274,000	272,210	—	(1,790)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	4,795	211,000	210,865	—	(135)
Euro,
Expiring 04/15/20	BNP Paribas S.A.	EUR	380	426,000	423,761	—	(2,239)
Expiring 04/15/20	BNP Paribas S.A.	EUR	366	409,000	407,452	—	(1,548)
Expiring 04/15/20	BNP Paribas S.A.	EUR	270	303,000	301,070	—	(1,930)
Expiring 04/15/20	Citibank, N.A.	EUR	493	553,322	549,632	—	(3,690)
Hungarian Forint,
Expiring 04/15/20	BNP Paribas S.A.	HUF	142,273	465,000	469,077	4,077	—
Indian Rupee,
Expiring 03/18/20	Barclays Bank PLC	INR	76,864	1,075,000	1,067,303	—	(7,697)
Expiring 03/18/20	Barclays Bank PLC	INR	37,419	522,517	519,589	—	(2,928)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	24,806	345,920	344,447	—	(1,473)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	38,021	528,541	527,942	—	(599)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	31,129	427,634	432,244	4,610	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	63,740	895,000	885,069	—	(9,931)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	63,184	884,000	877,353	—	(6,647)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	61,084	855,543	848,196	—	(7,347)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	38,467	533,695	534,138	443	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	13,192	184,757	183,173	—	(1,584)
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	9,703,048	690,100	699,137	9,037	—
Expiring 03/18/20	Barclays Bank PLC	IDR	7,585,559	552,899	546,565	—	(6,334)
Expiring 03/18/20	BNP Paribas S.A.	IDR	3,653,232	264,000	263,228	—	(772)
Expiring 03/18/20	BNP Paribas S.A.	IDR	3,284,160	240,000	236,635	—	(3,365)
Expiring 03/18/20	Citibank, N.A.	IDR	8,775,931	641,000	632,335	—	(8,665)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	3,176,943	231,000	228,909	—	(2,091)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	10,984,000	800,000	791,434	—	(8,566)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	7,010,460	$ 510,000	$ 505,127	$ —	$ (4,873)
Israeli Shekel,
Expiring 03/18/20	BNP Paribas S.A.	ILS	5,304	1,539,255	1,540,170	915	—
Japanese Yen,
Expiring 04/15/20	Barclays Bank PLC	JPY	60,157	550,412	557,510	7,098	—
Expiring 04/15/20	BNP Paribas S.A.	JPY	49,414	454,000	457,953	3,953	—
Expiring 04/15/20	HSBC Bank USA, N.A.	JPY	369,766	3,382,645	3,426,848	44,203	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	JPY	39,149	361,000	362,816	1,816	—
Mexican Peso,
Expiring 03/18/20	Barclays Bank PLC	MXN	10,052	515,849	528,248	12,399	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	26,000	1,363,463	1,366,337	2,874	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MXN	15,766	829,000	828,522	—	(478)
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	67,035	3,381,654	3,522,735	141,081	—
New Taiwanese Dollar,
Expiring 03/18/20	Credit Suisse International	TWD	51,368	1,697,000	1,694,971	—	(2,029)
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	43,130	1,425,000	1,423,155	—	(1,845)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TWD	28,368	937,000	936,034	—	(966)
Expiring 03/18/20	The Toronto-Dominion Bank	TWD	28,431	940,000	938,116	—	(1,884)
New Zealand Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	542	354,000	350,917	—	(3,083)
Norwegian Krone,
Expiring 04/15/20	The Toronto-Dominion Bank	NOK	22,169	2,493,364	2,410,887	—	(82,477)
Peruvian Nuevo Sol,
Expiring 03/18/20	BNP Paribas S.A.	PEN	1,239	370,000	365,132	—	(4,868)
Expiring 03/18/20	BNP Paribas S.A.	PEN	929	274,000	273,982	—	(18)
Expiring 03/18/20	Citibank, N.A.	PEN	1,269	378,000	374,175	—	(3,825)
Expiring 03/18/20	Citibank, N.A.	PEN	1,195	357,000	352,409	—	(4,591)
Expiring 03/18/20	Citibank, N.A.	PEN	1,195	351,000	352,411	1,411	—
Expiring 03/18/20	Citibank, N.A.	PEN	939	280,000	276,783	—	(3,217)
Expiring 03/18/20	Citibank, N.A.	PEN	923	273,000	271,968	—	(1,032)
Expiring 03/18/20	Goldman Sachs International	PEN	1,060	315,000	312,611	—	(2,389)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 03/18/20	Goldman Sachs International	PEN	929	$ 273,000	$ 273,915	$ 915	$ —
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	18,071	355,000	353,399	—	(1,601)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	38,077	747,000	744,631	—	(2,369)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	36,964	722,000	722,863	863	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	34,978	690,000	684,033	—	(5,967)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	20,646	406,000	403,740	—	(2,260)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	19,540	384,000	382,118	—	(1,882)
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	4,730	1,240,756	1,221,412	—	(19,344)
Russian Ruble,
Expiring 03/18/20	Goldman Sachs International	RUB	110,406	1,700,931	1,718,052	17,121	—
Expiring 03/18/20	Goldman Sachs International	RUB	101,913	1,570,308	1,585,894	15,586	—
Expiring 03/18/20	Goldman Sachs International	RUB	87,560	1,359,100	1,362,544	3,444	—
Expiring 03/18/20	HSBC Bank USA, N.A.	RUB	33,036	513,800	514,087	287	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	59,689	946,169	928,837	—	(17,332)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	11,055	170,100	172,027	1,927	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	113,323	1,749,089	1,763,456	14,367	—
Singapore Dollar,
Expiring 03/18/20	Bank of America, N.A.	SGD	1,769	1,314,000	1,296,421	—	(17,579)
Expiring 03/18/20	Barclays Bank PLC	SGD	1,416	1,046,339	1,038,092	—	(8,247)
Expiring 03/18/20	Barclays Bank PLC	SGD	726	538,290	531,751	—	(6,539)
Expiring 03/18/20	BNP Paribas S.A.	SGD	1,545	1,141,000	1,132,651	—	(8,349)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	7,990	5,862,442	5,855,873	—	(6,569)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	1,039	767,118	761,780	—	(5,338)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	382	282,291	280,325	—	(1,966)
Expiring 03/18/20	The Toronto-Dominion Bank	SGD	1,777	1,318,000	1,302,715	—	(15,285)
South African Rand,
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	1,132	77,612	74,941	—	(2,671)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/18/20	Bank of America, N.A.	KRW	1,385,128	$ 1,193,474	$ 1,158,829	$ —	$ (34,645)
Expiring 03/18/20	Barclays Bank PLC	KRW	1,217,466	1,045,035	1,018,559	—	(26,476)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	1,619,796	1,379,606	1,355,157	—	(24,449)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	1,222,313	1,039,912	1,022,614	—	(17,298)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	622,587	534,226	520,870	—	(13,356)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	619,353	533,695	518,165	—	(15,530)
Swedish Krona,
Expiring 04/15/20	Barclays Bank PLC	SEK	15,704	1,665,502	1,637,085	—	(28,417)
Swiss Franc,
Expiring 04/15/20	BNP Paribas S.A.	CHF	402	419,000	419,090	90	—
Expiring 04/15/20	HSBC Bank USA, N.A.	CHF	755	787,000	788,201	1,201	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CHF	447	465,460	466,026	566	—
Thai Baht,
Expiring 03/18/20	Credit Suisse International	THB	51,987	1,704,000	1,669,559	—	(34,441)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	35,472	1,175,149	1,139,170	—	(35,979)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	33,921	1,109,018	1,089,374	—	(19,644)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	26,050	847,001	836,600	—	(10,401)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	14,179	459,324	455,366	—	(3,958)
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	2,087	345,300	345,000	—	(300)
Expiring 03/18/20	Barclays Bank PLC	TRY	2,056	341,424	339,920	—	(1,504)
Expiring 03/18/20	Barclays Bank PLC	TRY	1,160	192,802	191,774	—	(1,028)
				$104,609,048	$104,065,645	362,715	(906,118)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	1,078	$ 741,555	$ 722,676	$ 18,879	$ —
Expiring 04/17/20	Barclays Bank PLC	AUD	800	548,788	536,134	12,654	—
Expiring 04/17/20	Barclays Bank PLC	AUD	778	537,084	521,611	15,473	—
Expiring 04/17/20	Barclays Bank PLC	AUD	311	214,000	208,726	5,274	—
Expiring 04/17/20	Citibank, N.A.	AUD	789	545,968	528,951	17,017	—
Expiring 04/17/20	HSBC Bank USA, N.A.	AUD	271	182,000	181,686	314	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	2,156	$ 504,178	$ 503,215	$ 963	$ —
Expiring 02/04/20	BNP Paribas S.A.	BRL	1,377	328,000	321,401	6,599	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	12,733	3,019,891	2,972,527	47,364	—
Expiring 03/03/20	The Toronto-Dominion Bank	BRL	3,864	922,943	900,741	22,202	—
British Pound,
Expiring 04/15/20	Barclays Bank PLC	GBP	441	575,000	583,256	—	(8,256)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	GBP	861	1,129,968	1,139,502	—	(9,534)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	GBP	756	984,843	1,000,488	—	(15,645)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	6,443	8,394,733	8,525,169	—	(130,436)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	185	242,000	244,680	—	(2,680)
Canadian Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	464	352,000	350,601	1,399	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	360	273,000	271,903	1,097	—
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	430,446	542,124	537,519	4,605	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	392,837	528,541	490,555	37,986	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	219,875	285,071	274,568	10,503	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	172,397	221,804	215,281	6,523	—
Expiring 03/18/20	Citibank, N.A.	CLP	458,718	595,800	572,824	22,976	—
Expiring 03/18/20	Citibank, N.A.	CLP	322,243	417,992	402,400	15,592	—
Expiring 03/18/20	Citibank, N.A.	CLP	276,890	356,587	345,766	10,821	—
Expiring 03/18/20	Citibank, N.A.	CLP	207,920	269,542	259,641	9,901	—
Expiring 03/18/20	HSBC Bank USA, N.A.	CLP	395,385	513,800	493,736	20,064	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	1,123,893	1,417,312	1,403,460	13,852	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	392,880	523,169	490,608	32,561	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	377,854	486,000	471,845	14,155	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	312,365	419,000	390,065	28,935	—
Expiring 03/18/20	The Toronto-Dominion Bank	CLP	949,711	1,195,507	1,185,950	9,557	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 02/14/20	Citibank, N.A.	CNH	7,201	$ 1,036,000	$ 1,028,224	$ 7,776	$ —
Expiring 02/14/20	Goldman Sachs International	CNH	10,361	1,468,000	1,479,432	—	(11,432)
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	9,273	1,329,000	1,324,041	4,959	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	8,296	1,185,000	1,184,537	463	—
Expiring 02/14/20	Morgan Stanley & Co. International PLC	CNH	6,764	958,000	965,790	—	(7,790)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	11,460	1,644,934	1,615,883	29,051	—
Colombian Peso,
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	9,102,550	2,627,453	2,653,834	—	(26,381)
Expiring 03/18/20	UBS AG	COP	600,262	176,000	175,005	995	—
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	7,841	342,000	344,781	—	(2,781)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	CZK	6,439	281,000	283,160	—	(2,160)
Euro,
Expiring 04/15/20	Barclays Bank PLC	EUR	15,142	16,976,024	16,870,960	105,064	—
Expiring 04/15/20	Barclays Bank PLC	EUR	535	591,000	595,977	—	(4,977)
Expiring 04/15/20	Barclays Bank PLC	EUR	210	233,000	234,352	—	(1,352)
Expiring 04/15/20	BNP Paribas S.A.	EUR	361	399,000	402,251	—	(3,251)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	26,085	29,188,199	29,063,989	124,210	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	1,000	1,109,018	1,114,478	—	(5,460)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	783	869,271	871,921	—	(2,650)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	497	553,924	553,549	375	—
Expiring 12/02/20	Citibank, N.A.	EUR	19,827	22,480,725	22,378,247	102,478	—
Hungarian Forint,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	345,222	1,159,765	1,138,206	21,559	—
Indian Rupee,
Expiring 03/18/20	Citibank, N.A.	INR	51,919	718,000	720,925	—	(2,925)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	75,683	1,046,000	1,050,915	—	(4,915)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	18,254	252,900	253,469	—	(569)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	12,340	170,100	171,348	—	(1,248)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 03/18/20	Goldman Sachs International	IDR	38,198,958	$ 2,677,435	$ 2,752,364	$ —	$ (74,929)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	4,850,882	344,000	349,522	—	(5,522)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	4,564,028	322,000	328,854	—	(6,854)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	5,261,366	375,000	379,099	—	(4,099)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	IDR	3,676,185	261,000	264,882	—	(3,882)
Expiring 03/18/20	UBS AG	IDR	4,603,625	325,000	331,707	—	(6,707)
Israeli Shekel,
Expiring 03/18/20	Bank of America, N.A.	ILS	2,719	781,000	789,629	—	(8,629)
Expiring 03/18/20	Barclays Bank PLC	ILS	2,888	835,000	838,600	—	(3,600)
Expiring 03/18/20	Barclays Bank PLC	ILS	1,881	544,900	546,094	—	(1,194)
Expiring 03/18/20	Citibank, N.A.	ILS	1,894	549,100	549,965	—	(865)
Japanese Yen,
Expiring 04/15/20	Barclays Bank PLC	JPY	51,078	467,000	473,372	—	(6,372)
Expiring 04/15/20	Barclays Bank PLC	JPY	49,775	461,000	461,299	—	(299)
Expiring 04/15/20	Barclays Bank PLC	JPY	40,624	371,001	376,485	—	(5,484)
Expiring 04/15/20	BNP Paribas S.A.	JPY	38,058	350,000	352,710	—	(2,710)
Expiring 04/15/20	Citibank, N.A.	JPY	50,049	463,100	463,836	—	(736)
Mexican Peso,
Expiring 03/18/20	Citibank, N.A.	MXN	16,843	848,000	885,137	—	(37,137)
Expiring 03/18/20	Citibank, N.A.	MXN	10,444	550,412	548,816	1,596	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	10,433	549,510	548,257	1,253	—
New Taiwanese Dollar,
Expiring 03/18/20	Barclays Bank PLC	TWD	42,305	1,417,000	1,395,902	21,098	—
Expiring 03/18/20	Citibank, N.A.	TWD	35,387	1,188,000	1,167,638	20,362	—
Expiring 03/18/20	Credit Suisse International	TWD	37,688	1,259,000	1,243,578	15,422	—
Expiring 03/18/20	Credit Suisse International	TWD	31,508	1,059,000	1,039,650	19,350	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	52,376	1,758,000	1,728,211	29,789	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	46,621	1,570,000	1,538,335	31,665	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	33,352	1,113,000	1,100,505	12,495	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	30,262	1,013,000	998,525	14,475	—
New Zealand Dollar,
Expiring 04/17/20	Bank of America, N.A.	NZD	5,629	3,717,624	3,642,230	75,394	—
Expiring 04/17/20	BNP Paribas S.A.	NZD	522	341,000	337,891	3,109	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	526	345,000	340,490	4,510	—
Norwegian Krone,
Expiring 04/15/20	Bank of America, N.A.	NOK	3,707	411,000	403,126	7,874	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/15/20	Barclays Bank PLC	NOK	2,130	$ 240,000	$ 231,600	$ 8,400	$ —
Expiring 04/15/20	BNP Paribas S.A.	NOK	3,841	419,000	417,747	1,253	—
Expiring 04/15/20	BNP Paribas S.A.	NOK	1,781	193,000	193,681	—	(681)
Expiring 04/15/20	Goldman Sachs International	NOK	2,821	306,000	306,773	—	(773)
Peruvian Nuevo Sol,
Expiring 03/18/20	Bank of America, N.A.	PEN	1,844	554,000	543,592	10,408	—
Expiring 03/18/20	Bank of America, N.A.	PEN	536	157,766	158,118	—	(352)
Expiring 03/18/20	Barclays Bank PLC	PEN	1,112	334,000	327,775	6,225	—
Expiring 03/18/20	Citibank, N.A.	PEN	1,337	401,000	394,235	6,765	—
Expiring 03/18/20	Citibank, N.A.	PEN	932	274,000	274,849	—	(849)
Expiring 03/18/20	Goldman Sachs International	PEN	6,231	1,839,205	1,836,913	2,292	—
Expiring 03/18/20	Goldman Sachs International	PEN	2,326	698,000	685,628	12,372	—
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	21,479	421,313	420,043	1,270	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	42,240	828,000	826,046	1,954	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	35,777	700,000	699,649	351	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	33,541	657,000	655,925	1,075	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	28,651	562,000	560,289	1,711	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	30,985	610,000	605,936	4,064	—
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	2,282	587,000	589,193	—	(2,193)
Russian Ruble,
Expiring 03/18/20	Bank of America, N.A.	RUB	25,734	413,000	400,454	12,546	—
Expiring 03/18/20	Barclays Bank PLC	RUB	27,266	432,000	424,298	7,702	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	34,411	556,905	535,481	21,424	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	28,783	462,000	447,893	14,107	—
Singapore Dollar,
Expiring 03/18/20	BNP Paribas S.A.	SGD	1,904	1,403,000	1,395,207	7,793	—
Expiring 03/18/20	BNP Paribas S.A.	SGD	1,407	1,039,569	1,030,934	8,635	—
South African Rand,
Expiring 03/18/20	Barclays Bank PLC	ZAR	15,238	1,025,400	1,008,867	16,533	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	5,447	366,000	360,630	5,370	—
South Korean Won,
Expiring 03/18/20	Barclays Bank PLC	KRW	760,832	640,000	636,529	3,471	—
Expiring 03/18/20	BNP Paribas S.A.	KRW	895,279	755,000	749,010	5,990	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/18/20	BNP Paribas S.A.	KRW	882,697	$ 749,000	$ 738,484	$ 10,516	$ —
Expiring 03/18/20	Goldman Sachs International	KRW	1,649,750	1,384,750	1,380,218	4,532	—
Expiring 03/18/20	Goldman Sachs International	KRW	1,122,170	971,000	938,833	32,167	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	774,723	648,000	648,150	—	(150)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	1,050,032	908,175	878,480	29,695	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	756,111	641,000	632,579	8,421	—
Swedish Krona,
Expiring 04/15/20	BNP Paribas S.A.	SEK	2,443	254,000	254,682	—	(682)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	SEK	4,892	513,000	509,945	3,055	—
Swiss Franc,
Expiring 04/15/20	Barclays Bank PLC	CHF	384	399,000	400,688	—	(1,688)
Expiring 04/15/20	BNP Paribas S.A.	CHF	3,533	3,659,978	3,687,213	—	(27,235)
Expiring 04/15/20	BNP Paribas S.A.	CHF	358	370,000	374,103	—	(4,103)
Thai Baht,
Expiring 03/18/20	Barclays Bank PLC	THB	34,411	1,137,000	1,105,110	31,890	—
Expiring 03/18/20	Barclays Bank PLC	THB	27,247	904,000	875,016	28,984	—
Expiring 03/18/20	Citibank, N.A.	THB	25,447	844,000	817,238	26,762	—
Expiring 03/18/20	Credit Suisse International	THB	41,700	1,374,000	1,339,191	34,809	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	41,249	1,369,000	1,324,716	44,284	—
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	6,476	1,078,000	1,070,714	7,286	—
Expiring 03/18/20	Barclays Bank PLC	TRY	3,349	553,900	553,644	256	—
Expiring 03/18/20	Barclays Bank PLC	TRY	3,069	515,849	507,481	8,368	—
Expiring 03/18/20	Barclays Bank PLC	TRY	2,743	452,000	453,569	—	(1,569)
				$175,928,405	$174,906,817	1,475,324	(453,736)
						$1,838,039	$(1,359,854)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/15/20	Buy	HUF	110,386	EUR	328	$—	$ (1,947)	Barclays Bank PLC
04/15/20	Buy	HUF	113,221	EUR	335	—	(433)	Barclays Bank PLC
04/15/20	Buy	NOK	11,261	EUR	1,113	—	(15,677)	Barclays Bank PLC
						$—	$(18,057)
Credit default swap agreements outstanding at January 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/23	1.000%(Q)	1,500	0.313%	$ 40,995	$ (1,155)	$ 42,150	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	5,000	0.304%	138,407	(3,849)	142,256	Barclays Bank PLC
Republic of Argentina (D01)	12/20/23	1.000%(Q)	1,500	144.874%	(923,936)	(1,155)	(922,781)	Barclays Bank PLC
Republic of Brazil (D01)	12/20/23	1.000%(Q)	7,500	0.795%	67,039	(5,773)	72,812	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	1,500	0.384%	36,896	(1,155)	38,051	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	2,000	0.598%	32,817	(1,539)	34,356	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	2,000	0.509%	39,589	(1,539)	41,128	Barclays Bank PLC
Republic of Lebanon (D01)	12/20/23	1.000%(Q)	1,500	66.766%	(964,153)	(1,155)	(962,998)	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	1,500	0.322%	40,497	(1,155)	41,652	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	1,500	0.335%	39,798	(1,155)	40,953	Barclays Bank PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D01)	12/20/23	1.000%(Q)	1,500	0.312%	$ 41,055	$ (1,155)	$ 42,210	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	4,500	1.573%	(90,285)	(3,464)	(86,821)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	7,500	2.140%	(304,879)	(5,773)	(299,106)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	4,500	0.483%	93,630	(3,464)	97,094	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	6,500	0.619%	101,375	(5,003)	106,378	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/24	1.000%(Q)	2,000	0.404%	59,005	(520)	59,525	Morgan Stanley & Co. International PLC
Federation of Malaysia (D02)	12/20/24	1.000%(Q)	4,000	0.420%	114,680	(1,353)	116,033	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	12/20/24	1.000%(Q)	2,000	0.670%	33,536	(520)	34,056	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	12/20/24	1.000%(Q)	9,000	0.418%	258,932	(3,044)	261,976	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	12/20/24	1.000%(Q)	5,000	140.467%	(3,090,714)	(1,691)	(3,089,023)	Morgan Stanley & Co. International PLC
Republic of Brazil (D02)	12/20/24	1.000%(Q)	12,000	1.041%	(8,720)	(4,058)	(4,662)	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	12/20/24	1.000%(Q)	2,000	0.509%	48,915	(520)	49,435	Morgan Stanley & Co. International PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D02)	12/20/24	1.000%(Q)	5,000	0.820%	$ 48,196	$ (1,691)	$ 49,887	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	12/20/24	1.000%(Q)	8,000	0.672%	132,861	(2,705)	135,566	Morgan Stanley & Co. International PLC
Republic of Lebanon (D02)	12/20/24	1.000%(Q)	2,000	61.067%	(1,303,820)	(520)	(1,303,300)	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	12/20/24	1.000%(Q)	2,000	0.461%	53,537	(520)	54,057	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	12/20/24	1.000%(Q)	2,000	0.478%	51,857	(520)	52,377	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	12/20/24	1.000%(Q)	2,000	0.412%	58,072	(520)	58,592	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	12/20/24	1.000%(Q)	9,000	1.851%	(339,740)	(3,044)	(336,696)	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	12/20/24	1.000%(Q)	12,000	2.415%	(750,620)	(4,058)	(746,562)	Morgan Stanley & Co. International PLC
Russian Federation (D02)	12/20/24	1.000%(Q)	8,000	0.646%	143,184	(2,705)	145,889	Morgan Stanley & Co. International PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D02)	12/20/24	1.000%(Q)	2,000	0.453%	$ 54,236	$ (520)	$ 54,756	Morgan Stanley & Co. International PLC
United Mexican States (D02)	12/20/24	1.000%(Q)	12,000	0.842%	103,483	(4,058)	107,541	Morgan Stanley & Co. International PLC
					$(5,944,275)	$(71,056)	$(5,873,219)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V1 (D01)	12/20/23	1.000%(Q)	50,000	$1,591,988	$ (9,017)	$1,601,005	Barclays Bank PLC
CDX.EM.32.V1 (D02)	12/20/24	1.000%(Q)	100,000	4,234,605	(104,929)	4,339,534	Morgan Stanley & Co. International PLC
				$5,826,593	$(113,946)	$5,940,539
** The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2):
Towd Point Mortgage Trust	07/25/56	0.450%(M)	15,563	*	$973	$—	$973	Citigroup Global Markets, Inc.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	12/20/20	1.000%(Q)	EUR	1,270	$ (11,674)	$ (8,164)	$ (3,510)	Citibank, N.A.
Hellenic Republic	06/20/20	1.000%(Q)		3,000	(12,667)	1,743	(14,410)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		1,500	(42,511)	(25,825)	(16,686)	Bank of America, N.A.
Republic of Argentina	06/20/21	5.000%(Q)		1,105	645,586	359,746	285,840	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)		460	268,751	153,012	115,739	Barclays Bank PLC
Republic of Argentina	06/20/22	5.000%(Q)		800	473,659	397,567	76,092	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		1,000	(17,042)	10,675	(27,717)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)		450	(7,156)	1,956	(9,112)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		440	(6,997)	4,743	(11,740)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		150	(2,385)	1,797	(4,182)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		150	(2,386)	1,662	(4,048)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		150	(2,385)	607	(2,992)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		75	(1,193)	326	(1,519)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		285	(2,458)	2,349	(4,807)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		220	(1,897)	1,515	(3,412)	Citibank, N.A.
					$1,277,245	$903,709	$373,536

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T Inc.	06/20/20	1.000%(Q)		5,000	0.143%	$ 22,653	$ 16,622	$ 6,031	BNP Paribas S.A.
Banco do Brasil	12/20/20	1.000%(Q)		2,000	0.731%	7,154	—	7,154	Bank of America, N.A.
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	1,900	0.146%	9,571	6,888	2,683	Citibank, N.A.
Boeing Co.	06/20/20	1.000%(Q)		10,000	0.196%	43,224	33,217	10,007	BNP Paribas S.A.
Bombardier Inc.	03/20/20	5.000%(Q)		400	1.941%	4,044	1,654	2,390	JPMorgan Chase Bank, N.A.
Bombardier, Inc.	06/20/20	5.000%(Q)		1,900	2.239%	31,625	22,291	9,334	JPMorgan Chase Bank, N.A.
Brooklyn	06/20/21	—%(Q)		10,000	*	(2,734)	(7,300)	4,566	Citibank, N.A.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Citibank, N.A	03/20/20	1.000%(Q)	2,740	0.102%	$ 6,608	$ 3,147	$ 3,461	Credit Suisse International
General Electric Co.	03/20/20	1.000%(Q)	1,750	0.246%	3,879	1,915	1,964	Morgan Stanley & Co. International PLC
General Electric Co.	06/20/20	1.000%(Q)	3,425	0.288%	13,576	9,554	4,022	Bank of America, N.A.
General Electric Co.	06/20/20	1.000%(Q)	3,300	0.288%	13,081	8,661	4,420	Goldman Sachs International
Hellenic Republic	06/20/20	1.000%(Q)	4,000	0.222%	16,889	2,348	14,541	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	455	0.784%	3,775	(30,503)	34,278	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	350	1.002%	384	(48,729)	49,113	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	420	1.096%	(1,362)	(62,222)	60,860	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	330	1.296%	(4,958)	(50,952)	45,994	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	5,000	0.339%	83,974	59,530	24,444	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	0.283%	37,558	15,810	21,748	Bank of America, N.A.
Petroleo Brasileiro SA	03/20/20	1.000%(Q)	2,000	0.203%	4,549	1,880	2,669	Citibank, N.A.
Petroleo Brasileiro SA	03/20/20	1.000%(Q)	970	0.193%	2,220	774	1,446	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	1.604%	(6,945)	(14,374)	7,429	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	1.604%	(6,760)	(16,473)	9,713	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	1.604%	(2,315)	(5,778)	3,463	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	1.604%	(2,315)	(5,676)	3,361	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	1.604%	(2,315)	(4,758)	2,443	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	1.604%	(1,203)	(2,491)	1,288	Citibank, N.A.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)		285	2.236%	$ (15,707)	$ (26,592)	$ 10,885	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		220	2.236%	(12,124)	(20,288)	8,164	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		1,105	142.490%	(657,325)	(481,662)	(175,663)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)		800	142.490%	(475,892)	(433,796)	(42,096)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		460	142.490%	(273,637)	(204,572)	(69,065)	Barclays Bank PLC
Republic of Brazil	03/20/20	1.000%(Q)		3,000	0.291%	6,465	2,488	3,977	Citibank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	EUR	1,270	0.263%	11,023	7,779	3,244	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		1,000	0.814%	7,312	(36,618)	43,930	Bank of America, N.A.
Republic of Italy	12/20/23	1.000%(Q)		595	0.895%	3,062	(33,238)	36,300	Morgan Stanley & Co. International PLC
Republic of Serbia	06/20/21	1.000%(Q)		2,000	0.240%	23,419	13,246	10,173	BNP Paribas S.A.
Republic of Turkey	03/20/20	1.000%(Q)		2,000	0.247%	4,428	1,067	3,361	BNP Paribas S.A.
State of Illinois	06/20/24	1.000%(Q)		1,730	1.425%	(27,934)	(19,281)	(8,653)	Citibank, N.A.
United Mexican States	03/20/20	1.000%(Q)		3,005	0.179%	6,933	3,170	3,763	Citibank, N.A.
						$(1,126,120)	$(1,293,262)	$ 167,142

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	72,990	$(412,647)	$(47,748)	$364,899

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.25.V8	12/20/20	5.000%(Q)	9,300	2.689%	$ 255,750	$ 243,753	$ (11,997)
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	91,440	0.504%	2,414,793	2,235,204	(179,589)
					$2,670,543	$2,478,957	$(191,586)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	2,000	$(16,612)	$21,659	$(38,271)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%	12/20/20	0.000%	12,800	*	$ (1,335)	$ (6,597)	$ 5,262	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	20,930	(9,066)	29,996	Morgan Stanley & Co. International PLC
					$19,595	$(15,663)	$35,258
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2020:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
1,069	3 Month LIBOR(Q)	EUR	1,000	(0.484%)(A)	JPMorgan Chase Bank, N.A.	01/31/21	$(40,758)	$—	$(40,758)
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase Bank, N.A.	03/21/23	(37,981)	—	(37,981)
							$(78,739)	$—	$(78,739)
Interest rate swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	31,882	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	$ —	$ (36,735)	$(36,735)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	8,202	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	$ —	$ 67,722	$ 67,722
BRL	9,248	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	80,377	80,377
BRL	7,515	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	81,983	81,983
CNH	19,130	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	68	35,643	35,575
CNH	56,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	103,788	103,788
CNH	25,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(23)	53,567	53,590
CNH	24,700	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	39,507	39,522
EUR	15,705	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(31,161)	(20,147)	11,014
EUR	4,260	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(7,257)	(15,609)	(8,352)
EUR	400	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(1,237)	(3,125)	(1,888)
EUR	13,165	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(73,999)	(225,323)	(151,324)
EUR	14,965	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(220,916)	(433,503)	(212,587)
EUR	190	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(1,117)	(7,046)	(5,929)
EUR	765	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(20,222)	(75,568)	(55,346)
EUR	1,570	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(29,258)	(204,686)	(175,428)
EUR	50	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(1,427)	(8,914)	(7,487)
EUR	1,085	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(86,006)	(238,336)	(152,330)
EUR	235	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(5,932)	(56,277)	(50,345)
GBP	1,530	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(11,147)	(10,448)	699

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	$ (22,982)	$ (21,218)	$ 1,764
GBP	940	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(21,513)	(43,056)	(21,543)
GBP	1,221	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(25,130)	(25,130)
GBP	2,020	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(157,601)	(152,279)	5,322
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	(59,213)	(31,316)
JPY	2,215,030	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(4,024)	(4,024)
	49,230	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	188,934	188,934
	78,180	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(1,267)	329,872	331,139
	28,859	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(9,863)	328,940	338,803
	70,057	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	317,634	317,634
	35,860	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(10,631)	(47,438)	(36,807)
	84,165	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	56,251	28,691	(27,560)
	39,535	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	185,001	95,099	(89,902)
	28,577	12/15/21	1.554%(S)	3 Month LIBOR(2)(Q)	—	93,472	93,472
	8,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(239,444)	(239,444)
	11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(449,434)	(451,670)
	10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(418,816)	(418,816)
	305	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	4	(10,499)	(10,503)
	29,580	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(1,277,646)	(1,277,646)
	1,730	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(2,680)	(67,582)	(64,902)
	4,575	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(2,991)	(182,046)	(179,055)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,095	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	$ —	$ (30,520)	$ (30,520)
340	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	1,542	(9,011)	(10,553)
14,896	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(154,529)	(154,529)
3,730	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(160,715)	(160,715)
33,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	107,281	(1,441,175)	(1,548,456)
8,860	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	26,823	(384,879)	(411,702)
23,220	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	80,062	(1,104,874)	(1,184,936)
8,750	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	11,864	(608,575)	(620,439)
10,925	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(1,008,457)	(1,008,457)
44,858	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(31,022)	(3,925,888)	(3,894,866)
6,550	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(622,368)	(622,368)
29,470	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	23,251	(2,771,186)	(2,794,437)
38,138	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	1,189	(3,595,239)	(3,596,428)
47,142	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(315,705)	(3,130,279)	(2,814,574)
14,709	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(8,784)	(900,565)	(891,781)
7,525	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	152	(531,254)	(531,406)
27,802	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(113,141)	(1,005,463)	(892,322)
3,429	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	38,892	(145,748)	(184,640)
3,145	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	3,971	(152,122)	(156,093)
1,190	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(63,677)	(63,677)
2,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	—	(129,186)	(129,186)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
69,484	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	$(1,036,004)	$ (8,087,807)	$ (7,051,803)
28,775	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(152,784)	(3,552,158)	(3,399,374)
10,847	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	3,496	(370,355)	(373,851)
305	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	6,262	6,262
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(58,458)	(58,458)
205	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	3,544	3,544
205	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(42,495)	(42,495)
190	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(42,159)	(42,159)
				$(1,862,499)	$(36,507,649)	$(34,645,150)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
525	03/05/49	2.403%(Q)	1 Week MUNIPSA(1)(Q)	$(126,123)	$—	$(126,123)	JPMorgan Chase Bank, N.A.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	162	$(554)	$(409)	$(145)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).